PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	¥ (121,856,343)	$ (17,667,508)	¥ 334,174,702	¥ 465,598,711
Net cash provided by (used in) investing activities	397,891,899	57,688,903	(295,058,974)	(535,231,611)
Net cash provided by (used in) financing activities	(17,796,914)	(2,580,310)	6,246,384	(13,163,686)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	30,043,572	4,355,907	(8,490,370)	(23,332,213)
Net increase (decrease) in cash, cash equivalents and restricted cash	288,282,214	41,796,992	36,871,742	(106,128,799)
Cash, cash equivalents and restricted cash at the beginning of the year	432,344,956	62,684,126	395,473,214	501,602,013
Cash, cash equivalents and restricted cash at the end of the year	720,627,170	$ 104,481,118	432,344,956	395,473,214
Reportable Legal Entities | Parent Company
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	(23,565,305)		25,839,822	(55,920,062)
Net cash provided by (used in) investing activities	(95,940,040)		16,132,750	34,502,559
Net cash provided by (used in) financing activities	2,203,086		6,246,384	24,230,446
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	21,972,182		(6,107,381)	(16,693,391)
Net increase (decrease) in cash, cash equivalents and restricted cash	(95,330,077)		42,111,575	(13,880,448)
Cash, cash equivalents and restricted cash at the beginning of the year	283,910,351		241,798,776	255,679,224
Cash, cash equivalents and restricted cash at the end of the year	¥ 188,580,274		¥ 283,910,351	¥ 241,798,776